Personnel expenses - Disclosure of Detailed Information about Employee Head Count (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel Expenses [Abstract]
Average number of full-time equivalents	151.8	161.7	167.8
Full-time equivalents at year end	134.0	158.5	167.5
Headcount at year end	149	174	182